Cash and Bank Balances (Details) - Schedule of Cash and Cash Equivalents Reflected in the Consolidated Statement of Cash Flows - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash and Cash Equivalents Reflected in the Consolidated Statement of Cash Flows [Line Items]
Bank balances	$ 6,202,248	$ 3,094,439	$ 649,779
Cash on hand	36,832	22,648	193
Gross total of cash and cash equivalents	6,239,080	3,117,087	649,972
Less: bank overdrafts	(7,395)	(3,756)	(17,432)
Cash and cash equivalents	$ 6,231,685	$ 3,113,331	$ 632,540